PROPERTY AND EQUIPMENT, NET - SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 354,437
Ending balance	313,202	$ 354,437
Vehicles
IfrsStatementLineItems [Line Items]
Beginning balance	24,943
Ending balance	22,156	24,943
Furniture and Office Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	159,505
Ending balance	136,136	159,505
Computer Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	81,738
Ending balance	86,878	81,738
Leasehold Improvements
IfrsStatementLineItems [Line Items]
Beginning balance	88,251
Ending balance	68,032	88,251
Gross carrying amount
IfrsStatementLineItems [Line Items]
Beginning balance	739,248	862,905
Additions	71,066	128,073
Retirements	(764)	(271,889)
Foreign currency translation effect	(12,880)	20,159
Ending balance	796,670	739,248
Gross carrying amount | Vehicles
IfrsStatementLineItems [Line Items]
Beginning balance	37,360	20,125
Additions	1,515	18,235
Retirements	0	(1,000)
Foreign currency translation effect	0	0
Ending balance	38,875	37,360
Gross carrying amount | Furniture and Office Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	364,758	360,967
Additions	19,434	27,704
Retirements	(240)	(36,296)
Foreign currency translation effect	(8,123)	12,383
Ending balance	375,829	364,758
Gross carrying amount | Computer Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	236,031	225,888
Additions	41,674	6,478
Retirements	(524)	(2,247)
Foreign currency translation effect	(3,201)	5,912
Ending balance	273,980	236,031
Gross carrying amount | Leasehold Improvements
IfrsStatementLineItems [Line Items]
Beginning balance	101,099	255,925
Additions	8,443	75,656
Retirements	0	(232,346)
Foreign currency translation effect	(1,556)	1,864
Ending balance	107,986	101,099
Accumulated depreciation
IfrsStatementLineItems [Line Items]
Beginning balance	384,811	435,186
Additions	107,826	101,751
Retirements	(764)	(163,632)
Foreign currency translation effect	(8,405)	11,506
Ending balance	483,468	384,811
Accumulated depreciation | Vehicles
IfrsStatementLineItems [Line Items]
Beginning balance	12,417	8,828
Additions	4,302	3,689
Retirements	0	(100)
Foreign currency translation effect	0	0
Ending balance	16,719	12,417
Accumulated depreciation | Furniture and Office Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	205,253	172,699
Additions	44,878	45,678
Retirements	(240)	(20,856)
Foreign currency translation effect	(10,198)	7,732
Ending balance	239,693	205,253
Accumulated depreciation | Computer Equipment
IfrsStatementLineItems [Line Items]
Beginning balance	154,293	116,275
Additions	39,179	34,866
Retirements	(524)	0
Foreign currency translation effect	(5,846)	3,152
Ending balance	187,102	154,293
Accumulated depreciation | Leasehold Improvements
IfrsStatementLineItems [Line Items]
Beginning balance	12,848	137,384
Additions	19,467	17,518
Retirements	0	(142,676)
Foreign currency translation effect	7,639	622
Ending balance	$ 39,954	$ 12,848